Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Current assets:
Cash and cash equivalents	$ 297,870	$ 5,862,942	$ 6,950,879	$ 7,071,251
Accounts receivable:
Related parties	420	8,266
Other accounts receivable	25,834	508,479	478,467	427,403
Recoverable value added tax and others	31,100	612,146	400,464	342,348
Recoverable income tax	17,162	337,799	570,361	192,967
Inventories	15,103	297,271	294,850	243,884
Prepaid expenses and other current assets	36,059	709,750	767,713	1,562,526
Financial instruments	3,172	62,440	497,403	543,528
Guarantee deposits	40,169	790,635	1,352,893	1,167,209
Total current assets	466,889	9,189,728	11,313,030	11,551,116
Non-current assets:
Rotable spare parts, furniture and equipment, net	293,772	5,782,282	4,375,697	2,525,008
Intangible assets, net	9,100	179,124	190,420	114,041
Financial instruments				324,281
Deferred income taxes	30,143	593,302	562,445	559,083
Guarantee deposits	321,980	6,337,496	6,098,252	6,559,878
Other assets	7,863	154,757	126,423	148,364
Other long-term assets	3,757	73,962
Total non-current assets	666,615	13,120,923	11,353,237	10,230,655
Total assets	1,133,504	22,310,651	22,666,267	21,781,771
Short-term liabilities:
Unearned transportation revenue	123,890	2,438,516	2,293,309	2,228,051
Suppliers	55,149	1,085,499	1,077,438	861,805
Related parties	903	17,775	40,931	65,022
Accrued liabilities	117,787	2,318,392	2,050,973	1,785,439
Other taxes and fees payable	98,160	1,932,082	1,245,247	1,476,242
Income taxes payable	207	4,065	111,292	196,242
Financial instruments	6,246	122,948		14,144
Financial debt	61,590	1,212,259	2,403,562	1,051,237
Other liabilities	5,981	117,724	280,744	284,200
Total short-term liabilities	469,913	9,249,260	9,503,496	7,962,382
Long-term liabilities:
Financial debt	117,409	2,310,939	1,079,152	943,046
Accrued liabilities	6,972	137,233	199,848	169,808
Other liabilities	16,661	327,934	216,702	136,555
Employee benefits	922	18,153	19,289	13,438
Deferred income taxes	55,655	1,095,452	1,616,282	1,836,950
Total long-term liabilities	197,619	3,889,711	3,131,273	3,099,797
Total liabilities	667,532	13,138,971	12,634,769	11,062,179
Equity:
Capital stock	151,073	2,973,559	2,973,559	2,973,559
Treasury shares	(6,232)	(122,661)	(85,034)	(83,365)
Contributions for future capital increases		1	1	1
Legal reserve	14,794	291,178	291,178	38,250
Additional paid-in capital	93,333	1,837,073	1,804,528	1,800,613
Retained earnings	216,730	4,265,876	4,948,376	5,853,092
Accumulated other comprehensive income	(3,726)	(73,346)	98,890	137,442
Total equity	465,972	9,171,680	10,031,498	10,719,592
Total liabilities and equity	$ 1,133,504	$ 22,310,651	$ 22,666,267	$ 21,781,771